Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Statement of Changes in Net Assets Available for Benefits
Interest on investments	$ 3,470
Dividends	9,107
Net appreciation in fair value of investments	597,841
Total investment income	610,418
Participant notes receivable interest	10,412
Employer contributions	79,444
Participant Contributions	323,436
Rollover Contributions	17,095
Total additions	1,040,805
Benefit payments	393,157
Administration expenses	7,736
Total deductions	400,893
Net increase in net assets available for benefits	639,912
Net Asset Available for Benefit, Beginning Balance	3,827,258
Net Asset Available for Benefit, Ending Balance	$ 4,467,170